Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Redeemable Senior Preferred Units
Redeemable preferred stock, share outstanding		100
Hoya Intermediate, LLC | Redeemable Senior Preferred Units
Redeemable preferred stock, par value	$ 0	$ 0
Redeemable preferred stock, share authorized	0	100
Redeemable preferred stock, share issued	0	100
Redeemable preferred stock, share outstanding	0	100
Redeemable preferred stock, liquidation preference	$ 0	$ 214,008,000
Hoya Intermediate, LLC | Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	0
Common stock, shares issued	79,091,871	0
Common stock, shares outstanding	79,091,871	0
Hoya Intermediate, LLC | Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	250,000,000	0
Common stock, shares issued	118,200,000	0
Common stock, shares outstanding	118,200,000	0
Hoya Intermediate, LLC | Redeemable Preferred Units
Redeemable preferred stock, par value	$ 0	$ 0
Redeemable preferred stock, share authorized	0	100
Redeemable preferred stock, share issued	0	100
Redeemable preferred stock, share outstanding	0	100